Business combinations - Transaction and Integration Related Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Business Combination [Abstract]
Transaction and integration related	$ 25,269	$ 29,574	$ 44,176